Other non-current liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other non-current liabilities
Other non-current liabilities are initially recognised at fair value and subsequently measured at amortised cost, with the exception of contingent consideration, which is subsequently measured at fair value.

	2022	2021
	£m	£m
Deferred income¹	41	78
Customer contributions²	421	400
Contingent consideration	7	18
Other payables	336	347
	805	843
1.    In the year ended 31 March 2021, principally the deferral of profits relating to the sale of property to St William Homes LLP, which were expected to be recognised in future years. In the year ended 31 March 2022, the Group disposed of its interests in St William Homes LLP, resulting in a release of previously deferred profits (see note 16).
2.    Relates to amounts received from government-related entities for connecting to our networks, where we have obligations remaining under the contract.